Fair Value Measurements - Change in the Fair Value of the Warrant Liabilities (FY) (Details) - USD ($)	3 Months Ended						12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]							Derivative, Gain (Loss) on Derivative, Net
Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance			$ 246,500			$ 6,573,100	$ 6,573,100	$ 0
Issuance of Public and Private Warrants								23,804,910
Transfer of Public Warrants to Level 1								(13,524,000)
Change in fair value of derivative warrant liabilities							(6,326,600)	(3,707,810)
Ending balance							246,500	6,573,100
Level 3 | Working Capital Loan Option [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance			0			0	0
Change in fair value of derivative warrant liabilities							(7,885)
Initial fair value of the Working Capital Loan Option							7,885
Ending balance	$ 0						0	0
Level 3 | Public Warrant
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance			0			0	0	0
Issuance of Public and Private Warrants								12,863,680
Transfer of Public Warrants to Level 1								(13,524,000)
Change in fair value of derivative warrant liabilities							0	660,320
Ending balance							0	0
Level 3 | Private Placement Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	904,618	$ 1,191,368	246,500	$ 657,300	$ 3,626,700	6,573,100	6,573,100	0
Issuance of Public and Private Warrants								10,941,230
Transfer of Public Warrants to Level 1								0
Change in fair value of derivative warrant liabilities	163,505	(286,750)	944,868	320,400	(2,969,400)	(2,946,400)	(6,326,600)	(4,368,130)
Ending balance	$ 1,068,123	$ 904,618	$ 1,191,368	$ 977,700	$ 657,300	$ 3,626,700	$ 246,500	$ 6,573,100